Income Tax (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Tax [Abstract]
Income tax income (expense)	$ (11,587)	$ (12,975)
Profit before income tax	$ 60,483	$ 14,780